Income Taxes - Schedule of Principal Components of Deferred Income Taxes (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Deferred revenue	$ 1,870,119	$ 1,307,149
Accrued expenses and other liabilities	(141,117)	73,693
Net operating loss carrying forwards	28,092,663	27,126,541
Gross current deferred tax assets	29,821,665	28,507,383
Less: valuation allowance	(27,960,695)	(27,126,541)
Total deferred tax assets	1,860,971	1,380,842
Deferred tax liabilities:
Account receivable and other assets	(2,055)	(1,922)
Intangible assets	(10,492)	(12,289)
Total deferred tax liabilities	$ (12,547)	$ (14,211)